Right-of-use assets	12 Months Ended
Dec. 31, 2024
Forekast limited [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets

5. Right-of-use assets

	2024	2023
	USD	USD

Right-of-use assets

As the beginning of the year	86,990	-
Additions	-	109,120
Amortization	(27,203)	(21,598)
Effect of changes in exchange rate	1,681	(532)
Carrying amount as at year end	61,468	86,990

Right-of-use assets comprise of:

Office premises	61,468	86,990

The leases of office premises are typically made for a period of 2 to 4 years. The lessors do not impose any covenants.

	2024	2023
	USD	USD

Lease liabilities

Non-current	39,970	67,661
Current	29,493	23,693
	69,463	91,354

The lease payments associated with short-term leases or leases of low-value assets are recognized as an expense on a straight-line basis over the lease term. No right-of-use assets and lease liabilities are recognized for these leases. As at December 31, 2024, the Group is committed to USD Nil (2023: USD3,929) for short-term leases and USD648 (2023: USD1,746) for low-value leases. Interest expense included in finance cost for the year ended December 31, 2024 are USD6,272 (2023: USD6,645).

As at December 31, 2024, the lease liabilities bear interest rate of 8% (2023: 8%) per annum.

Total cash outflows for leases during the financial year is amounted to USD23,769 (2023: USD17,207).

The table below discloses the discounted lease payments to be made by the Group for its leases after the reporting date as follows:

	2024	2023
	USD	USD

Less than one year	29,493	23,693
One to two years	39,970	60,680
Two to three years	-	6,981
Total discounted lease payments	69,463	91,354